Financial Instruments (Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Debt Outstanding [Line Items]
Long term debt, Carrying amount	¥ 220,400	¥ 220,603
Long term debt, Fair value	¥ 227,919	¥ 228,678